Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 4,282	$ 3,546
Other comprehensive income (loss), net of tax
Unrealized holding gains (losses) on available-for-sale securities during the period, net of taxes of $199 and $24 for each respective period	749	89
Change in funded status of defined benefit plan, net of tax benefits of $82 and $20 for each respective period	(309)	(40)
Amortization of prior service included in net periodic pension expense, net of tax benefits of $19 and $30 for each respective period	(70)	(59)
Amortization of net loss included in net periodic pension cost, net of taxes of $11 and $21 for each respective period	40	44
Comprehensive income	$ 4,692	$ 3,580